Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning Balance	$ 4,561	$ 10,203
Relating to origination and reversal of temporary differences	3	(5,570)	$ 4,279
Exchange differences	112	(72)
Ending Balance	$ 4,676	$ 4,561	$ 10,203